Goodwill and Intangible Assets - Finite-lived intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2013
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	$ 258.1
Accumulated Amortization	126.5
Finite-Lived Intangible Assets, Net	131.6
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	13 years
Amortization of Intangible Assets	20.1
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	17.4
Future Amortization Expense, Year Two	15.2
Future Amortization Expense, Year Three	15.2
Future Amortization Expense, Year Four	14.8
Future Amortization Expense, Year Five	7.3
Future Amortization Expense, after Year Six	61.7
Minimum [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Asset, Useful Life	20 years
Tradenames / Brands [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	18.9
Accumulated Amortization	12.8
Finite-Lived Intangible Assets, Net	6.1
Technology and Patents [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	75.6
Accumulated Amortization	56.5
Finite-Lived Intangible Assets, Net	19.1
Customer Related and Other Intangible Assets [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	163.6
Accumulated Amortization	57.2
Finite-Lived Intangible Assets, Net	$ 106.4